DESCRIPTION OF BUSINESS (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2013
Website development cost agreed upon		$ 173,120,000,000	$ 117,600,000,000
Percentage of spending on ads	33.00%
Hunan Syndicore Asia Limited [Member]
Percentage of owined subsidiary	100.00%